Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at banks	$ 353,805	$ 375,229
Cash on vessels	1,746	1,641
Total cash	$ 355,551	$ 376,870	$ 230,415	$ 187,511